HELD FOR SALE	6 Months Ended
Jun. 30, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE
HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Investment properties	$1,513	$853
Property, plant and equipment	—	475
Accounts receivable and other assets	34	105
Assets held for sale	1,547	1,433
Debt obligations	907	1,107
Accounts payable and other liabilities	17	209
Liabilities associated with assets held for sale	$924	$1,316

The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2018 and the year ended December 31, 2017:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Balance, beginning of period	1,433	147
Reclassification to assets held for sale, net	1,431	4,641
Disposals	(1,306)	(3,365)
Fair value adjustments	35	8
Foreign currency translation	(17)	7
Other	(29)	(5)
Balance, end of period	$1,547	$1,433

At December 31, 2017, assets held for sale included a 50% interest in Bay Adelaide Centre East and West Towers located in Toronto in the Core Office segment, the Hard Rock Hotel and Casino in Las Vegas and thirteen assets within the opportunistic fund investment portfolios.

In the first quarter of 2018, the partnership sold 50% of its interest in Bay Adelaide Centre East and West Towers for approximately C$850 million ($660 million), the Hard Rock Hotel and Casino sold for approximately $510 million and eight assets within the opportunistic fund investment portfolios sold for approximately $144 million.

At June 30, 2018, assets held for sale included a portfolio of self-storage assets, Queens Quay Terminal in Toronto, the partnership’s interest in Jean Edwards Tower in Ottawa, eleven assets within the opportunistic fund investment portfolios and an intangible asset relating to the Hard Rock Hotel and Casino in Las Vegas, as we intend to sell controlling interests in these properties to third parties in the next 12 months.